Organization and Description of Business (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2022	Sep. 30, 2024	Dec. 31, 2023
Schedule of Organization and Description of Business [Line Items]
Percentage of economic voting interests			19.70%
Direct Digital Holdings, LLC
Schedule of Organization and Description of Business [Line Items]
Percentage of voting interests	100.00%
Percentage of economic voting interests	19.70%	25.90%
Percentage of ownership interest		100.00%
Colossus Media, LLC | Sell-side advertising
Schedule of Organization and Description of Business [Line Items]
Percentage of ownership interest		100.00%
Orange 142 LLC | Buy-side advertising
Schedule of Organization and Description of Business [Line Items]
Percentage of ownership interest		100.00%
Huddled Masses, LLC | Buy-side advertising
Schedule of Organization and Description of Business [Line Items]
Percentage of ownership interest		100.00%